Non-controlling interests - Schedule of Amount Attributable to VIIV Healthcare Group Included in GSK's Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Balance Sheet (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of noncontrolling interests [line items]
Total comprehensive income/(expense) for the year attributable to non-controlling interests	£ 4,300	£ 2,882	£ 2,024
Non-controlling interests in the Consolidated balance sheet	(688)	3,557
Consumer health care joint venture [member]
Disclosure of noncontrolling interests [line items]
Total comprehensive income/(expense) for the year attributable to non-controlling interests	111	296	730
Dividends paid to non-controlling interests	183	420	£ 346
Non-controlling interests in the Consolidated balance sheet	£ 0	£ 3,631